Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,861	$ 3,007
Accounts receivable, net	1,381	1,881
Inventories	46	43
Contract assets	5,686	4,671
Deposits, prepayments and other receivables	897	890
Total current assets	9,871	10,492
Non-current assets
Property and equipment, net	17,574	14,687
Right-of-use assets, net	594	601
Intangible assets	(0)	1
Total non-current assets	18,168	15,289
TOTAL ASSETS	28,039	25,781
Current liabilities
Accounts payable and accrued liabilities	2,765	3,757
Bank borrowings	2,432	2,558
Lease liabilities	834	811
Income tax payable	592	284
Total current liabilities	12,907	13,359
Long-term liabilities
Bank borrowings	5,884	3,452
Lease liabilities	2,045	1,626
Total long-term liabilities	7,929	5,078
TOTAL LIABILITIES	20,836	18,437
Shareholders’ equity
Ordinary share, par value US$0.00025, 2,000,000,000 shares authorized, 15,625,000 ordinary shares issued and outstanding	4	4
Additional paid-in capital	9,366	6,967
Accumulated other comprehensive loss	(203)	(277)
(Accumulated losses) Retained earnings	(1,964)	650
Total shareholders’ equity	7,203	7,344
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	28,039	25,781
Related Party [Member]
Current liabilities
Amounts due to related parties	$ 6,284	$ 5,949